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                                        May 5, 1997

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE:  SEPARATE ACCOUNT I OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE
     COMPANY CERTIFICATION PURSUANT TO RULE 497(j)
     (FILE NOS. 33-47858 AND 811-6666)
     POST-EFFECTIVE AMENDMENT NO. 9 UNDER THE SECURITIES ACT OF 1933 AND POST-EFFECTIVE AMENDMENT NO. 9 UNDER THE INVESTMENT COMPANY ACT OF 1940

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Registration certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and the text of the most recent registration statement of amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-4194.

                                            Sincerely,

                                            /s/ Sheila B. St. Hilaire

                                            Sheila B. St. Hilaire
                                            Assistant Vice President & Counsel
SBS:sbs
FAFLIC IRA